                           JENNISON SECTOR FUNDS, INC.
                        JENNISON FINANCIAL SERVICES FUND
                          JENNISON HEALTH SCIENCES FUND
                            JENNISON TECHNOLOGY FUND


                         Supplement dated March 12, 2004
         to the Prospectus and Statement of Additional Information dated
                                February 2, 2004

THE FOLLOWING INFORMATION SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS OR IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI), IN PARTICULAR, THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS," AND THE SECTION OF THE SAI ENTITLED "PURCHASE, REDEMPTION AND PRICING OF FUND SHARES:"

         Effective on March 15, 2004, Class A shares purchased on or after March 15, 2004 will be subject to a maximum initial sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. The CDSC is waived for certain retirement and/or benefit plans. To reflect these changes, the following sections of the Prospectus are amended as indicated:

THE SECTION OF THE PROSPECTUS ENTITLED "RISK/RETURN SUMMARY -- FEES AND EXPENSES" IS AMENDED WITH THE FOLLOWING:

         SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                          CLASS A
  --------------------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as a percentage of offering
  price)                                                                                   5.50%
  Maximum deferred sales charge (load) (as a percentage of the lower
  of original purchase price or sale proceeds)                                                1%(2)
  Maximum sales charge (load) imposed on reinvested dividends and other distributions      None
  Redemption fees                                                                          None
  Exchange fee                                                                             None

         (1) Your broker may charge you a separate or additional fee for purchases and sales of shares.
         (2) Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%.

THE SECTION OF THE PROSPECTUS ENTITLED "RISK/RETURN SUMMARY -- FEES AND EXPENSES -- EXAMPLE" IS AMENDED WITH THE FOLLOWING:

         This example will help you compare the fees and expenses of Class A shares of a Fund with the other share classes of that Fund and compare the cost of investing in Class A shares of each Fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in a Fund's Class A shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except for any contractual distribution and service (12b-1) fee waivers and overall expense limitations that may be in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    JENNISON FINANCIAL SERVICES FUND

                             1 YR         3 YRS              5 YRS         10 YRS
    ------------------------------------------------------------------------------
    Class A shares           $ 706        $ 1,033            $ 1,383       $ 2,366

    JENNISON HEALTH SCIENCES FUND

                             1 YR         3 YRS              5 YRS         10 YRS
    ------------------------------------------------------------------------------
    Class A shares           $ 691        $ 989              $ 1,309       $ 2,211

    JENNISON TECHNOLOGY FUND

                             1 YR         3 YRS              5 YRS         10 YRS
    ------------------------------------------------------------------------------
    Class A shares           $ 733        $ 1,117            $ 1,525       $ 2,660

THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS -- STEP 2: CHOOSE A SHARE CLASS" IS AMENDED WITH THE FOLLOWING:

STEP 2:  CHOOSE A SHARE CLASS

Individual investors can choose among Class A, Class B, Class C and Class Z shares of a Fund, although Class Z shares are available only to a limited group of investors.

         Multiple share classes let you choose a cost structure that meets your needs:

         - CLASS A shares purchased in amounts of less than $1 million require you to pay a sales charge at the time of purchase, but the operating expenses of Class A shares are lower than the operating expenses of Class B and Class C shares. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%.
         - CLASS B shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within six years (that is why it is called a CDSC). The operating expenses of Class B shares are higher than the operating expenses of Class A shares.
         - CLASS C shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within 12 months of purchase. The operating expenses of Class C shares are higher than the operating expenses of Class A shares.

         When choosing a share class, you should consider the following factors:

         - The amount of your investment and any previous or planned future investments, which may qualify you for reduced sales charges for Class A shares under Rights of Accumulation or a Letter of Intent.
         - The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For this reason, Class C shares may not be appropriate for investors who plan to hold their shares for more than 4 years.
         - The different sales charges that apply to each share class -- Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low CDSC.
         - The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase.
         - Class B shares purchased in amounts greater than $100,000 are generally less advantageous than purchasing Class A shares. Effective on or about April 12, 2004, purchase orders for Class B shares exceeding these amounts generally will not be accepted.
         - Class C shares purchased in amounts greater than $1 million are generally less advantageous than purchasing Class A shares. Effective on or about April 12, 2004, purchase orders for Class C shares above these amounts generally will not be accepted.
         - Because Class Z shares have lower operating expenses than Class A, Class B or Class C shares, you should consider whether you are eligible to purchase Class Z shares.

     See "How to Sell Your Shares" for a description of the impact of CDSCs.

     Some investors purchase or sell shares of a Fund through financial intermediaries and broker-dealers who maintain omnibus accounts that aggregate the orders of multiple investors and forward the aggregate orders to the Fund. Although the Funds are unable to monitor or enforce the above limitations for underlying shareholders submitting orders through omnibus accounts, each Fund has advised the financial intermediaries and broker-dealers who maintain such accounts of these limitations.

THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS -- SHARE CLASS COMPARISON" IS AMENDED WITH THE FOLLOWING:

                                                                                               CLASS A
    ---------------------------------------------------------------------------------------------------------
    Minimum purchase amount(1)                                                            $             1,000
    Minimum amount for subsequent purchases(1)                                            $               100
    Maximum initial sales charge                                                          5.50% of the public
                                                                                            offering price
    Contingent Deferred Sales Charge (CDSC)(2)                                                              1%(3)
    Annual distribution and service (12b-1) fees shown as a percentage of average net
    assets(4)                                                                                        .30 of 1%

         (1) The minimum investment requirements do not apply to certain retirement and employee savings plans and custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Step 4: Additional Shareholder Services--Automatic Investment Plan."

         (2) For more information about the CDSC and how it is calculated, see "How to Sell Your Shares--Contingent Deferred Sales Charge
              (CDSC)."
         (3) Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%.
         (4) These distribution and service fees are paid from a Fund's assets on a continuous basis.
              The service fee for Class A, Class B and Class C shares is .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including the .25 of 1% service fee) and is .75 of 1% for each of Class B and Class C shares. The Distributor of each Fund has voluntarily agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares. This fee reduction may be discontinued partially or completely at any time.

Please consult your prospectus for footnotes not listed in the above tables.

THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS -- REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE--INCREASE THE AMOUNT OF YOUR INVESTMENT" IS AMENDED WITH THE FOLLOWING:

                                                              SALES CHARGE
                                   SALES CHARGE AS            AS % OF
AMOUNT OF                          % OF OFFERING              AMOUNT                      DEALER
PURCHASE                           PRICE                      INVESTED                    ALLOWANCE
----------------------------------------------------------------------------------------------------
Less than $25,000                  5.50%                      5.82%                       5.00%
$25,000 to $49,999                 5.00%                      5.26%                       4.50%
$50,000 to $99,999                 4.50%                      4.71%                       4.00%
$100,000 to $249,999               3.75%                      3.90%                       3.25%
$250,000 to $499,999               2.75%                      2.83%                       2.50%
$500,000 to $999,999               2.00%                      2.04%                       1.75%
$1 million to $4,999,999*          None                       None                        1.00%**

*If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares. If you purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase, you will be subject to a 1% CDSC.
**For investments of $5 million to $9,999,999, the dealer allowance is 0.50%. For investments of $10 million and over, the dealer allowance is 0.25%.

         Note: Effective on or about April 12, 2004, the value of shares held in the American Skandia Advisor Funds will be included for purposes of determining Rights of Accumulation and Letters of Intent.

                           JENNISON SECTOR FUNDS, INC.
                              JENNISON UTILITY FUND

                         Supplement dated March 12, 2004
to the Prospectus and Statement of Additional Information dated February 2, 2004

THE FOLLOWING INFORMATION SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS OR IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI), IN PARTICULAR, THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUND," AND THE SECTION OF THE SAI ENTITLED "PURCHASE, REDEMPTION AND PRICING OF FUND SHARES:"

     Effective on March 15, 2004, Class A shares purchased on or after March 15, 2004 will be subject to a maximum initial sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. The CDSC is waived for certain retirement and/or benefit plans. To reflect these changes, the following sections of the Prospectus are amended as indicated:

THE SECTION OF THE PROSPECTUS ENTITLED "RISK/RETURN SUMMARY -- FEES AND EXPENSES" IS AMENDED WITH THE FOLLOWING:

     SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                  CLASS A
     ------------------------------------------------------------------------------------------------------
     Maximum sales charge (load) imposed on purchases (as a percentage of offering price)           5.50%
     Maximum deferred sales charge (load) (as a percentage of the lower of original
     purchase price or sale proceeds)                                                                  1%(2)
     Maximum sales charge (load) imposed on reinvested dividends and other distributions            None
     Redemption fees                                                                                None
     Exchange fee                                                                                   None

        (1) Your broker may charge you a separate or additional fee for purchases and sales of shares.
        (2) Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%.

THE SECTION OF THE PROSPECTUS ENTITLED "RISK/RETURN SUMMARY -- FEES AND EXPENSES -- EXAMPLE" IS AMENDED WITH THE FOLLOWING:

     This example will help you compare the fees and expenses of Class A shares of the Fund with the other share classes of the Fund and compare the cost of investing in Class A shares of the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund's Class A shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for any contractual distribution and service (12b-1) fee waivers and overall expense limitations that may be in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YR    3 YRS      5 YRS     10 YRS
     ----------------------------------------------------------------
     Class A shares            $ 643    $ 839    $ 1,052    $ 1,663

THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUND -- STEP 2: CHOOSE A SHARE CLASS" IS AMENDED WITH THE FOLLOWING:

STEP 2:  CHOOSE A SHARE CLASS

Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Fund, although Class Z shares are available only to a limited group of investors.

     Multiple share classes let you choose a cost structure that meets your needs:

     - CLASS A shares purchased in amounts of less than $1 million require you to pay a sales charge at the time of purchase, but the operating expenses of Class A shares are lower than the operating expenses of Class B and Class C shares. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%.

     - CLASS B shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within six years (that is why it is called a CDSC). The operating expenses of Class B shares are higher than the operating expenses of Class A shares.

     - CLASS C shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within 12 months of purchase. The operating expenses of Class C shares are higher than the operating expenses of Class A shares.

     When choosing a share class, you should consider the following factors:

     - The amount of your investment and any previous or planned future investments, which may qualify you for reduced sales charges for Class A shares under Rights of Accumulation or a Letter of Intent.

     - The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For this reason, Class C shares may not be appropriate for investors who plan to hold their shares for more than 4 years.
     - The different sales charges that apply to each share class -- Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low CDSC.
     - The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase.
     - Class B shares purchased in amounts greater than $100,000 are generally less advantageous than purchasing Class A shares.
         Effective on or about April 12, 2004, purchase orders for Class B shares exceeding these amounts generally will not be accepted.
     - Class C shares purchased in amounts greater than $1 million are generally less advantageous than purchasing Class A shares. Effective on or about April 12, 2004, purchase orders for Class C shares above these amounts generally will not be accepted.
     - Because Class Z shares have lower operating expenses than Class A, Class B or Class C shares, you should consider whether you are eligible to purchase Class Z shares.

See "How to Sell Your Shares" for a description of the impact of CDSCs.

Some investors purchase or sell shares of the Fund through financial intermediaries and broker-dealers who maintain omnibus accounts that aggregate the orders of multiple investors and forward the aggregate orders to the Fund. Although the Fund is unable to monitor or enforce the above limitations for underlying shareholders submitting orders through omnibus accounts, the Fund has advised the financial intermediaries and broker-dealers who maintain such accounts of these limitations.

THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUND -- SHARE CLASS COMPARISON" IS AMENDED WITH THE FOLLOWING:

                                                                                                           CLASS A
     -------------------------------------------------------------------------------------------------------------------
     Minimum purchase amount(1)                                                                            $ 1,000
     Minimum amount for subsequent purchases(1)                                                            $   100
     Maximum initial sales charge                                                                    5.50% of the public
                                                                                                        offering price
     Contingent Deferred Sales Charge (CDSC)(2)                                                              1%(3)
     Annual distribution and service (12b-1) fees shown as a percentage of average net assets(4)          .30 of 1%

         (1) The minimum investment requirements do not apply to certain retirement and employee savings plans and custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Step 4: Additional Shareholder Services--Automatic Investment Plan."

         (2) For more information about the CDSC and how it is calculated, see "How to Sell Your Shares--Contingent Deferred Sales Charge
              (CDSC)."

         (3) Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%.

         (4) These distribution and service fees are paid from the Fund's assets on a continuous basis.
              The service fee for Class A, Class B and Class C shares is .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including the .25 of 1% service fee) and is .75 of 1% for each of Class B and Class C shares. The Distributor of the Fund has voluntarily agreed to reduce its distribution and service

              (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares. This fee reduction may be discontinued partially or completely at any time.

Please consult your prospectus for footnotes not listed in the above tables.

THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUND -- REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE--INCREASE THE AMOUNT OF YOUR INVESTMENT" IS AMENDED WITH THE FOLLOWING:

                                                        SALES CHARGE
                                 SALES CHARGE           AS % OF
AMOUNT OF                        AS % OF OFFERING       AMOUNT                    DEALER
PURCHASE                         PRICE                  INVESTED                  ALLOWANCE
-----------------------------------------------------------------------------------------------
Less than $25,000                       5.50%                  5.82%                 5.00%
$25,000 to $49,999                      5.00%                  5.26%                 4.50%
$50,000 to $99,999                      4.50%                  4.71%                 4.00%
$100,000 to $249,999                    3.75%                  3.90%                 3.25%
$250,000 to $499,999                    2.75%                  2.83%                 2.50%
$500,000 to $999,999                    2.00%                  2.04%                 1.75%
$1 million to $4,999,999*               None                   None                  1.00%**

*If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares. If you purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase, you will be subject to a 1% CDSC.
**For investments of $5 million to $9,999,999, the dealer allowance is 0.50%. For investments of $10 million and over, the dealer allowance is 0.25%.

     Note: Effective on or about April 12, 2004, the value of shares held in the American Skandia Advisor Funds will be included for purposes of determining Rights of Accumulation and Letters of Intent.